Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Cash Flow Information [Abstract]
Supplemental cash flow disclosures

Following are supplemental cash flow disclosures regarding interest paid and income taxes paid.

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Interest paid	$168	$135	$109
Income taxes paid, net of refunds received	(39)	57	49

Stock-based compensation supplemental cash flows

Following are supplemental cash flow disclosures regarding transactions related to stock-based compensation awards.  In certain situations, TDS and U.S. Cellular withhold shares that are issuable upon the exercise of stock options or the vesting of restricted shares to cover, and with a value equivalent to, the exercise price and/or the amount of taxes required to be withheld from the stock award holder at the time of the exercise or vesting.  TDS and U.S. Cellular then pay the amount of the required tax withholdings to the taxing authorities in cash.

TDS:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Common Shares withheld	126,747	3,163	109,061

Aggregate value of Common Shares withheld	$4	$–	$3

Cash receipts upon exercise of stock options	13	13	1
Cash disbursements for payment of taxes	(4)	–	(3)
Net cash receipts (disbursements) from exercise of
stock options and vesting of other stock awards	$9	$13	$(2)

U.S. Cellular:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Common Shares withheld	308,010	228,011	163,355

Aggregate value of Common Shares withheld	$13	$8	$7

Cash receipts upon exercise of stock options	12	7	5
Cash disbursements for payment of taxes	(6)	(5)	(4)
Net cash receipts from exercise of stock options
and vesting of other stock awards	$6	$2	$1